RELATED PARTY TRANSACTION AGREEMENTS WITH EPIC PHARMA LLC (Details Textual) $ in Thousands	12 Months Ended
Mar. 31, 2016 USD ($)
Epic Pharma Llc [Member]
Milestone Payments	$ 2,500
To Be Receive Future License Fees	7,500
Due to Related Parties	1,800
Related Party Transaction, Amounts of Transaction	1,000
Epic Generic Agreement [Member]
Related Party Transaction, Amounts of Transaction	800
Epic [Member]
Milestone Payments	$ 10,000